DEFINED CONTRIBUTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Seamless Group Inc [Member]
Defined Contribution Plan, Cost	$ 440,725	$ 393,393